Condensed Consolidated Statements of Stockholders' and Members' Equity - USD ($) $ in Thousands		Total	Members' Equity	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income
Beginning balance at Dec. 31, 2022		$ 709,035
Net income (loss)		(59,918)
Other comprehensive income (loss)		4,959
Issuance of members' units and common stock sold in initial public offering, net of offering costs		19,872
Issuance of notes receivable	[1]	(1,000)
Distributions		(50)
Ending balance at Dec. 31, 2023		672,898
Investment due to Arxis Businesses Transaction		2,389,897
Net income (loss)		(55,472)
Other comprehensive income (loss)		(37,180)
Issuance of members' units and common stock sold in initial public offering, net of offering costs		4,000
Issuance of notes receivable	[1]	(14,775)
Contributions	[1]	18,034
Distributions		(681)
Share-based compensation		406
Ending balance at Dec. 31, 2024		2,977,127
Net income (loss)		(4,324)
Other comprehensive income (loss)		17,987
Issuance of notes receivable	[2]	(3,000)
Contributions		385,000
Distributions		(350,257)
Share-based compensation		2,330
Ending balance at Mar. 31, 2025		3,024,863
Beginning balance at Dec. 31, 2024		2,977,127
Net income (loss)		(33,580)
Other comprehensive income (loss)		49,118
Ending balance at Jun. 30, 2025		3,028,082
Beginning balance at Dec. 31, 2024		2,977,127
Net income (loss)		45,989
Other comprehensive income (loss)		59,433
Issuance of members' units and common stock sold in initial public offering, net of offering costs		10,851
Repurchase of members' units		(2,047)
Issuance of notes receivable	[1]	(6,500)
Settlement of notes receivable	[1]	1,028
Contributions	[1]	385,588
Distributions	[1]	(363,811)
Share-based compensation		16,400
Ending balance at Dec. 31, 2025		3,124,058
Ending balance at Dec. 31, 2025		3,124,058
Beginning balance at Mar. 31, 2025		3,024,863
Net income (loss)		(29,256)
Other comprehensive income (loss)		31,131
Distributions		(862)
Share-based compensation		2,206
Ending balance at Jun. 30, 2025		3,028,082
Beginning balance at Dec. 31, 2025		3,124,058
Net income (loss)		53,309
Other comprehensive income (loss)		(15,033)
Issuance of members' units and common stock sold in initial public offering, net of offering costs		2,500
Settlement of notes receivable	[3]	4,361
Contributions		11,344
Distributions		(307)
Share-based compensation		3,042
Ending balance at Mar. 31, 2026		3,183,274
Ending balance at Mar. 31, 2026		3,183,274
Beginning balance at Dec. 31, 2025		3,124,058
Beginning balance at Dec. 31, 2025		3,124,058
Net income (loss)		48,400
Other comprehensive income (loss)		(18,809)
Ending balance at Jun. 30, 2026		4,467,558		$ 4,184	$ (34,639)	$ 4,512,250	$ (16,112)	$ 1,875
Ending balance, shares at Jun. 30, 2026	[4]			418,389,519
Ending balance at Jun. 30, 2026		0
Beginning balance at Mar. 31, 2026		3,183,274
Beginning balance at Mar. 31, 2026		3,183,274
Effect of the Reorganization	[5]	72,654	$ (3,183,274)	$ 3,718		3,257,762	(11,203)	5,651
Effect of the Reorganization, shares	[5]			371,806,575
Net income (loss)		(4,909)					(4,909)
Common stock withheld related to net share settlement of equity awards		(34,639)			(34,639)
Other comprehensive income (loss)		(3,776)						(3,776)
Issuance of members' units and common stock sold in initial public offering, net of offering costs		1,227,753		$ 466		1,227,287
Issuance of common stock sold in initial public offering, net of offering costs, shares				46,575,000
Issuance of common stock under share-based arrangements, shares				7,944
Settlement of notes receivable	[3]	1,065				1,065
Share-based compensation		26,136				26,136
Ending balance at Jun. 30, 2026		4,467,558		$ 4,184	$ (34,639)	$ 4,512,250	$ (16,112)	$ 1,875
Ending balance, shares at Jun. 30, 2026	[4]			418,389,519
Ending balance at Jun. 30, 2026		$ 0

[1]	Refer to “Note 18. Related Party Transactions” for further information on related party arrangements.
[2]	Refer to “Note 18. Related Party Transactions” for further information on related party arrangements.
[3]	Refer to “Note 18. Related Party Transactions” for further information on related party arrangements.
[4]	Includes 7,861,565 restricted shares of common stock held by employees that remain subject to forfeiture based on time-based vesting conditions. See "Note 14. Equity" and "Note 15. Share-Based Arrangements" for further details.
[5]	Includes share-based compensation related to the modified equity awards as a result of the Reorganization. See "Note 15. Share-Based Arrangements" for further details.